FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05459
                                  -----------

                          Templeton Global Income Fund
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394-3091
     ----------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
         ---------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  954/527-7500
                                                    --------------

Date of fiscal year end:   8/31
                         -----------

Date of reporting period:  05/31/08
                           ---------


Item 1. Schedule of Investments.

Templeton Global Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2008

CONTENTS

Statement of Investments.............   3
Notes to Statement of Investments....   7

                      (FRANKLIN TEMPLETON INVESTMENTS LOGO)
                         FRANKLIN TEMPLETON INVESTMENTS

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Templeton Global Income Fund

STATEMENT OF INVESTMENTS, MAY 31, 2008 (UNAUDITED)

                                                                            PRINCIPAL AMOUNT(a)         VALUE
                                                                           ---------------------   --------------
       LONG TERM INVESTMENTS 96.7%
       BONDS 96.5%
       ARGENTINA 2.3%
(b, c) Government of Argentina, senior bond, FRN, 3.092%, 8/03/12 ......        50,200,000         $   26,944,530
                                                                                                   --------------
       AUSTRALIA 2.6%
       Queensland Treasury Corp., 6.00%, 7/14/09 .......................        33,055,000   AUD       31,186,416
                                                                                                   --------------
       AUSTRIA 4.8%
       Oesterreichische Kontrollbank AG, senior bond, 2.75%, 6/14/11 ...        60,000,000   CHF       57,002,993
                                                                                                   --------------
       BRAZIL 7.5%
       Nota Do Tesouro Nacional,
          9.762%, 1/01/12 ..............................................            36,035(d)BRL       19,894,340
          9.762%, 1/01/14 ..............................................            15,000(d)BRL        8,041,503
          9.762%, 1/01/17 ..............................................            54,900(d)BRL       28,101,625
       (e)Index Linked, 6.00%, 5/15/15 .................................             9,400(d)BRL        9,359,063
       (e)Index Linked, 6.00%, 5/15/45 .................................            23,625(d)BRL       23,025,489
                                                                                                   --------------
                                                                                                       88,422,020
                                                                                                   --------------
       CANADA 1.4%
       Province of Manitoba, 6.375%, 9/01/15 ...........................        14,800,000   NZD       10,902,151
       Province of Ontario, 6.25%, 6/16/15 .............................         8,460,000   NZD        6,171,954
                                                                                                   --------------
                                                                                                       17,074,105
                                                                                                   --------------
       EGYPT 5.2%
  (i)  Egypt Treasury Bills, 6/24/08 - 3/17/09 .........................       338,175,000   EGP       61,451,663
                                                                                                   --------------
       FRANCE 3.0%
       Government of France, 4.25%, 10/25/17 ...........................        23,500,000   EUR       35,689,454
                                                                                                   --------------
       GERMANY 5.1%
  (b)  KfW Bankengruppe, FRN, 0.706%, 8/08/11 ..........................     6,380,000,000   JPY       60,641,698
                                                                                                   --------------
       INDONESIA 5.3%
       Government of Indonesia,
          14.25%, 6/15/13 ..............................................    84,050,000,000   IDR        9,583,658
          14.275%, 12/15/13 ............................................    81,836,000,000   IDR        9,365,828
          9.50%, 6/15/15 ...............................................    33,050,000,000   IDR        3,033,891
          10.75%, 5/15/16 ..............................................    82,245,000,000   IDR        7,971,687
          11.50%, 9/15/19 ..............................................    23,000,000,000   IDR        2,273,520
          11.00%, 11/15/20 .............................................   318,500,000,000   IDR       30,281,133
                                                                                                   --------------
                                                                                                       62,509,717
                                                                                                   --------------
       MALAYSIA 10.7%
       Government of Malaysia,
          6.45%, 7/01/08 ...............................................        10,260,000   MYR        3,173,942
          3.917%, 9/30/08 ..............................................           600,000   MYR          185,331
          4.305%, 2/27/09 ..............................................        75,200,000   MYR       23,338,610
          7.00%, 3/15/09 ...............................................       100,460,000   MYR       31,829,759
          6.844%, 10/01/09 .............................................         5,900,000   MYR        1,897,436
          3.756%, 4/28/11 ..............................................       156,755,000   MYR       48,536,186
          3.833%, 9/28/11 ..............................................           240,000   MYR           74,505
          3.461%, 7/31/13 ..............................................         9,100,000   MYR        2,785,205
          3.814%, 2/15/17 ..............................................        19,530,000   MYR        5,949,634
          4.24%, 2/07/18 ...............................................        30,000,000   MYR        9,396,060
                                                                                                   --------------
                                                                                                      127,166,668
                                                                                                   --------------


                     Quarterly Statement of Investments | 3

Templeton Global Income Fund

                                                                           PRINCIPAL AMOUNT(a)         VALUE
                                                                          ---------------------   --------------
      LONG TERM INVESTMENTS (CONTINUED)
      BONDS (CONTINUED)
      MEXICO 4.7%
      Government of Mexico,
         9.00%, 12/20/12 ..............................................           159,000(f)MXN   $    1,596,741
         8.00%, 12/19/13 ..............................................           475,500(f)MXN        4,595,221
         8.00%, 12/17/15 ..............................................           305,000(f)MXN        2,935,986
         7.25%, 12/15/16 ..............................................           325,000(f)MXN        2,981,179
         10.00%, 12/05/24 .............................................         3,837,000(f)MXN       43,102,830
                                                                                                  --------------
                                                                                                      55,211,957
                                                                                                  --------------
      NEW ZEALAND 1.2%
      Government of New Zealand, 6.00%, 11/15/11 ......................        18,273,000   NZD       13,995,129
                                                                                                  --------------
      NORWAY 4.2%
      Government of Norway,
         5.50%, 5/15/09 ...............................................       100,550,000   NOK       19,614,647
         6.00%, 5/16/11 ...............................................       123,700,000   NOK       24,682,566
         6.50%, 5/15/13 ...............................................        23,500,000   NOK        4,906,710
                                                                                                  --------------
                                                                                                      49,203,923
                                                                                                  --------------
      PERU 3.4%
      Government of Peru,
         9.91%, 5/05/15 ...............................................         6,500,000   PEN        2,783,336
         7.84%, 8/12/20 ...............................................        32,200,000   PEN       12,462,561
         Series 7, 8.60%, 8/12/17 .....................................        61,545,000   PEN       24,863,916
                                                                                                  --------------
                                                                                                      40,109,813
                                                                                                  --------------
      PHILIPPINES 0.1%
  (g) Government of the Philippines, Reg S, 9.125%, 2/22/10 ...........           770,000   EUR        1,254,486
                                                                                                  --------------
      POLAND 3.3%
      Government of Poland,
         6.00%, 5/24/09 ...............................................        27,500,000   PLN       12,602,980
         5.75%, 9/23/22 ...............................................        60,500,000   PLN       26,744,032
                                                                                                  --------------
                                                                                                      39,347,012
                                                                                                  --------------
      SOUTH KOREA 10.6%
      Korea Deposit Insurance Corp.,
         07-1, 5.57%, 9/14/12 .........................................     7,200,000,000   KRW        6,908,579
         08-1, 5.28%, 2/15/13 .........................................     1,232,000,000   KRW        1,166,210
      Korea Treasury Bond,
         5.25%, 9/10/12 ...............................................    15,946,000,000   KRW       15,360,127
         5.00%, 9/10/16 ...............................................     4,656,000,000   KRW        4,339,747
         5.50%, 9/10/17 ...............................................    83,352,600,000   KRW       80,089,504
         5.25%, 3/10/27 ...............................................    19,170,000,000   KRW       17,684,939
                                                                                                  --------------
                                                                                                     125,549,106
                                                                                                  --------------
  (h) SUPRANATIONAL 10.4%
      European Bank For Reconstruction & Development, senior note,
         5.10%, 6/12/09 ...............................................       125,000,000   PLN       57,180,158
      European Investment Bank, senior note,
         4.50%, 5/15/13 ...............................................       113,650,000   NOK       21,310,405
      (b)FRN, 0.751%, 9/21/11 .........................................     2,000,000,000   JPY       18,970,686


                     4 | Quarterly Statement of Investments

Templeton Global Income Fund

                                                                           PRINCIPAL AMOUNT(a)         VALUE
                                                                          ---------------------   --------------
      LONG TERM INVESTMENTS (CONTINUED)
      BONDS (CONTINUED)
  (h) SUPRANATIONAL  (CONTINUED)
      Inter-American Development Bank,
         1.90%, 7/08/09 ...............................................       640,000,000   JPY   $    6,128,942
         6.00%, 12/15/17 ..............................................         6,000,000   NZD        4,259,975
         senior note, 7.50%, 12/05/24 .................................       185,000,000   MXN       15,962,788
                                                                                                  --------------
                                                                                                     123,812,954
                                                                                                  --------------
      SWEDEN 10.7%
      Government of Sweden,
         5.00%, 1/28/09 ...............................................       518,600,000   SEK       86,751,697
         4.00%, 12/01/09 ..............................................       151,720,000   SEK       25,116,690
      (i)Strip, 9/17/08 ...............................................        91,000,000   SEK       14,978,761
                                                                                                  --------------
                                                                                                     126,847,148
                                                                                                  --------------
      TOTAL BONDS (COST $1,076,101,056)                                                            1,143,420,792
                                                                                                  --------------
      MUNICIPAL BONDS 0.2%
      UNITED STATES AND U.S. TERRITORIES 0.2%
      Alabama Public Housing Authorities Capital Program Revenue,
         Series B, FSA Insured,
         4.45%, 1/01/24 ...............................................           125,000                121,571
      California State GO, Refunding,
         5.125%, 4/01/33 ..............................................           500,000                506,320
         5.00%, 4/01/38 ...............................................           550,000                548,438
      Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue,
         Refunding, Third Indenture Series A, FGIC Insured, 5.00%,
         7/01/19 ......................................................           150,000                162,472
      New York City GO, Sub Series L-1, 5.00%, 4/01/26 ................           100,000                103,207
      North Carolina Eastern Municipal Power Agency Power System
         Revenue, Refunding, Series A, Assured Guaranty, 5.25%,
         1/01/19 ......................................................           250,000                269,285
      Puerto Rico Commonwealth GO, Public Improvement, Refunding,
         Series A, MBIA Insured, 5.50%, 7/01/21 .......................           100,000                106,736
      Wisconsin State GO, Series A, FGIC Insured, 5.00%, 5/01/21 ......            50,000                 52,839
                                                                                                  --------------
      TOTAL MUNICIPAL BONDS (COST $1,874,278) .........................                                1,870,868
                                                                                                  --------------

                                                                             NOTIONAL AMOUNT
                                                                          ---------------------
      OPTIONS PURCHASED (COST $3,749) 0.0%j
      PUTS 0.0%(j)
      BRAZIL 0.0%(j)
  (k) Brazilian Real Put, strike price 2.05 BRL, expiration date
         1/20/09 ......................................................   $       100,000                    580
                                                                                                  --------------
      TOTAL LONG TERM INVESTMENTS (COST $1,077,979,083) ...............                            1,145,292,240
                                                                                                  --------------

                                                                           PRINCIPAL AMOUNT(a)
                                                                          ---------------------
      SHORT TERM INVESTMENTS 0.7%
      FOREIGN GOVERNMENT SECURITY (COST $2,227,958) 0.2%
      MALAYSIA 0.2%
      Government of Malaysia, 3.562%, 7/15/08                                   7,435,000   MYR        2,294,776
                                                                                                  --------------


                     Quarterly Statement of Investments | 5

Templeton Global Income Fund

                                                                                  SHARES               VALUE
                                                                          ---------------------   --------------
      TOTAL INVESTMENTS BEFORE MONEY MARKET FUND (COST
         $1,080,207,041) ..............................................                           $1,147,587,016
                                                                                                  --------------
      MONEY MARKET FUND (COST $6,279,266) 0.5%
      UNITED STATES 0.5%
  (l) Franklin Institutional Fiduciary Trust Money Market Portfolio,
         2.17% ........................................................         6,279,266              6,279,266
                                                                                                  --------------
      TOTAL INVESTMENTS (COST $1,086,486,307) 97.4% ...................                            1,153,866,282
      NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.7% ..........                                8,517,692
      OTHER ASSETS, LESS LIABILITIES 1.9% .............................                               22,135,981
                                                                                                  --------------
      NET ASSETS 100.0% ...............................................                           $1,184,519,955
                                                                                                  ==============

CURRENCY ABBREVIATIONS
AUD  - Australian Dollar
BRL  - Brazilian Real
CHF  - Swiss Franc
EGP  - Egyptian Pound
EUR  - Euro
IDR  - Indonesian Rupiah
JPY  - Japanese Yen
KRW  - South Korean Won
MXN  - Mexican Peso
MYR  - Malaysian Ringgit
NOK  - Norwegian Krone
NZD  - New Zealand Dollar
PEN  - Peruvian Nuevo Sol
PLN  - Polish Zloty
SEK  - Swedish Krona

SELECTED PORTFOLIO ABBREVIATIONS
FGIC - Financial Guaranty Insurance Co.
FRN  - Floating Rate Note
FSA  - Financial Security Assurance Inc.
GO   - General Obligation
MBIA - Municipal Bond Investors Assurance Corp.

(a)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(b)  The coupon rate shown represents the rate at period end.

(c) The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

(d)  Principal amount is stated in 1,000 Brazilian Real Units.

(e)  Redemption price at maturity is adjusted for inflation.

(f)  Principal amount is stated in 100 Mexican Peso Units.

(g) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At May 31, 2008, the value of this security was $1,254,486, representing 0.11% of net assets.

(h) A supranational organization is an entity formed by two or more central governments through international treaties.

(i)  The security is traded on a discount basis with no stated coupon rate.

(j)  Rounds to less than 0.1% of net assets.

(k)  Non-income producing for the twelve months ended May 31, 2008.

(l) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton Global Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company.

2. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                     Quarterly Statement of Investments | 7

Templeton Global Income Fund

3. INCOME TAXES

At May 31, 2008, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .........................   $1,091,001,459
                                                --------------
Unrealized appreciation .....................   $   84,750,787
Unrealized depreciation .....................      (21,885,964)
                                                --------------
Net unrealized appreciation (depreciation) ..   $   62,864,823
                                                ==============

4. FORWARD EXCHANGE CONTRACTS

At May 31, 2008, the Fund had the following forward exchange contracts outstanding:

                                                CONTRACT         SETTLEMENT    UNREALIZED    UNREALIZED
                                               AMOUNT(A)            DATE          GAIN          LOSS
                                             -------------       ----------   -----------   ------------
CONTRACTS TO BUY
   345,000,000   Japanese Yen ............       2,925,960          6/30/08   $   351,450   $         --
 1,350,000,000   Japanese Yen ............      11,589,475          7/18/08     1,248,371             --
   647,291,600   Japanese Yen ............       5,800,000          8/20/08       366,416             --
   321,024,200   Japanese Yen ............       2,900,000          8/25/08       159,036             --
   223,340,000   Japanese Yen ............       2,010,261          9/04/08       119,080             --
   225,000,000   Indian Rupee ............       7,816,843 NZD      9/24/08            --       (713,500)
   538,227,400   Japanese Yen ............       4,880,000          9/25/08       257,304             --
   803,615,400   Japanese Yen ............       7,245,000          9/26/08       425,807             --
   779,666,250   Kazakhstani Tenge .......       6,150,000         10/10/08       277,771             --
   314,875,000   Chilean Peso ............         625,000         10/20/08        25,277             --
   141,373,750   Chilean Peso ............         280,000         10/22/08        11,924             --
   252,100,000   Chilean Peso ............         500,000         10/23/08        20,527             --
     3,571,898   Swiss Franc .............       3,100,000         10/27/08       329,992             --
   412,800,000   Kazakhstani Tenge .......       3,225,000         11/03/08       174,757             --
 1,730,664,000   Japanese Yen ............      15,600,000         11/04/08       954,591             --
    10,600,000   Swiss Franc .............       9,591,241         11/06/08       588,037             --
 1,950,000,000   Japanese Yen ............      17,934,333         11/13/08       727,369             --
 1,508,082,050   Japanese Yen ............      14,224,505         11/14/08       208,775             --
 4,318,461,667   Japanese Yen ............      40,427,464         12/02/08       943,743             --
     5,170,000   Euro ....................      19,103,150 RON     12/03/08        91,913             --
     4,310,000   Euro ....................      15,630,215 RON     12/04/08       199,125             --
   543,250,000   Japanese Yen ............       5,082,708         12/05/08       122,555             --
 1,664,019,000   Kazakhstani Tenge .......      12,810,000         12/22/08       873,894             --
 1,056,356,000   Kazakhstani Tenge .......       8,236,694          1/16/09       445,683             --
 1,946,000,000   Kazakhstani Tenge .......      15,203,125          1/20/09       790,079             --
   128,800,000   Japanese Yen ............       1,234,284          1/22/09         3,206             --
     3,024,013   Peruvian Nuevo Sol ......      11,778,504 MXN      1/22/09            --        (25,988)
    47,978,579   Malaysian Ringgit .......      14,941,943          1/23/09            --       (152,318)
    28,641,145   Singapore Dollar ........      20,469,658          1/23/09       739,355             --
     9,301,302   Australian Dollar .......       7,905,177          1/30/09       696,199             --
    89,650,000   Swedish Krona ...........      13,858,616          1/30/09       871,429             --


                     8 | Quarterly Statement of Investments

Templeton Global Income Fund

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                CONTRACT         SETTLEMENT    UNREALIZED    UNREALIZED
                                               AMOUNT(a)            DATE          GAIN          LOSS
                                             -------------       ----------   -----------   ------------
CONTRACTS TO BUY (CONTINUED)
   832,775,000   Indian Rupee ............      26,988,728 NZD      2/27/09   $        --   $   (789,943)
    29,978,900   Swedish Krona ...........       3,199,422 EUR      4/29/09         9,886             --
   760,290,277   Kazakhstani Tenge .......      66,628,423 MXN      5/27/09            --        (30,650)
CONTRACTS TO SELL
    29,507,162   Mexican Peso ............   1,353,641,068 CLP      6/12/08            --        (37,566)
    25,000,000   Mexican Peso ............       2,245,677          7/28/08            --       (157,525)
    11,063,812   Mexican Peso ............     503,071,544 CLP      9/15/08            --        (15,070)
    67,519,638   Mexican Peso ............   3,085,053,304 CLP     10/01/08            --        (54,241)
    67,232,921   Mexican Peso ............   3,061,511,579 CLP     10/02/08            --        (75,179)
 3,844,304,900   South Korean Won ........       4,665,135 CHF     11/13/08       759,288             --
    29,900,000   Romanian Leu-New ........      66,311,821 NOK     11/17/08       417,797             --
 5,536,655,000   South Korean Won ........       6,832,087 CHF     11/17/08     1,202,661             --
23,799,300,000   South Korean Won ........      28,063,107 CHF     11/25/08     3,919,777             --
 4,455,360,000   South Korean Won ........       5,302,801 CHF     11/26/08       781,156             --
11,930,418,000   South Korean Won ........      14,207,831 CHF     11/28/08     2,098,870             --
 4,542,277,200   South Korean Won ........       5,492,675 CHF     12/02/08       878,569             --
14,416,140,000   South Korean Won ........      17,258,431 CHF     12/03/08     2,620,776             --
     2,470,410   Euro ....................     387,701,205 JPY     12/08/08            --        (88,673)
    22,879,675   Romanian Leu-New ........      59,057,475 SEK     12/15/08       320,374             --
    30,997,821   Mexican Peso ............     107,782,523 INR      1/22/09            --       (388,517)
    55,441,133   Mexican Peso ............       4,854,953          1/22/09            --       (352,288)
     6,992,355   Euro ....................      10,194,504          1/28/09            --       (546,203)
     9,788,453   Euro ....................      14,264,563          1/29/09            --       (770,400)
26,940,885,209   South Korean Won ........      28,307,277          1/30/09     2,175,603             --
 3,964,380,685   South Korean Won ........       4,513,338 CHF      1/30/09       490,196             --
     2,795,469   Euro ....................       4,099,835          2/04/09            --       (192,724)
    65,715,289   Mexican Peso ............       5,801,650          2/06/09            --       (359,382)
    32,149,105   Mexican Peso ............       2,841,156          2/09/09            --       (171,838)
    25,511,568   Romanian Leu-New ........     168,025,426 CZK      2/12/09            --        (31,657)
     9,325,755   Romanian Leu-New ........      61,718,779 CZK      2/17/09         9,568             --
     4,433,751   Euro ....................       6,404,776          2/19/09            --       (398,473)
    31,225,928   Euro ....................   4,803,984,119 JPY      2/23/09            --     (1,664,475)
    31,225,928   Euro ....................      45,388,109          2/23/09            --     (2,516,355)
    10,408,643   Euro ....................      15,212,232          2/25/09            --       (754,470)
    20,817,285   Euro ....................   3,205,789,029 JPY      2/25/09            --     (1,072,944)
 4,213,560,000   South Korean Won ........       4,440,000          2/25/09       349,492             --
    10,408,643   Euro ....................   1,596,342,351 JPY      2/26/09            --       (597,930)
    20,817,286   Euro ....................      30,435,288          2/26/09            --     (1,496,759)
    46,838,891   Euro ....................   7,282,833,439 JPY      2/27/09            --     (1,727,443)
    67,656,178   Euro ....................      99,795,984          2/27/09            --     (3,978,762)
    65,279,583   Mexican Peso ............       5,801,598          2/27/09            --       (303,077)
     6,663,669   Romanian Leu-New ........      43,173,911 CZK      2/27/09            --        (46,137)
 4,206,056,400   South Korean Won ........       4,440,000          2/27/09       357,031             --
    10,408,642   Euro ....................      15,602,138          3/03/09            --       (360,496)
    65,781,104   Mexican Peso ............       5,857,884          3/03/09            --       (290,721)
    15,612,963   Euro ....................      23,355,848          3/04/09            --       (587,086)
 4,183,368,000   South Korean Won ........       4,440,000          3/04/09       379,691             --


                     Quarterly Statement of Investments | 9

Templeton Global Income Fund

4. FORWARD EXCHANGE CONTRACTS (CONTINUED)

                                                CONTRACT         SETTLEMENT    UNREALIZED    UNREALIZED
                                               AMOUNT(a)            DATE          GAIN          LOSS
                                             -------------       ----------   -----------   ------------
CONTRACTS TO SELL (CONTINUED)
     5,204,321   Euro ....................       7,838,228          3/09/09   $        --   $   (141,057)
     5,204,321   Euro ....................     800,414,161 JPY      3/09/09            --       (268,459)
     3,903,240   Euro ....................     598,347,176 JPY      3/10/09            --       (219,651)
     5,204,321   Euro ....................       7,863,469          3/10/09            --       (115,477)
     5,204,321   Euro ....................       7,952,801          3/17/09            --        (23,776)
 8,880,000,000   South Korean Won ........       9,168,452 CHF      3/27/09       197,541             --
 3,474,633,000   South Korean Won ........       3,594,075 CHF      4/01/09        84,277             --
    22,118,365   Euro ....................   3,425,226,585 JPY      4/06/09            --       (818,023)
 4,440,000,000   South Korean Won ........       4,606,494 CHF      4/06/09       121,868             --
     6,070,000   British Pound Sterling ..      11,795,345          4/07/09        52,809             --
     4,042,329   British Pound Sterling ..      10,573,682 SGD      4/14/09        35,474             --
    15,784,902   Euro ....................      24,420,769          4/14/09       256,215             --
    23,070,241   Euro ....................      48,638,601 SGD      4/14/09       800,423             --
     7,690,080   Euro ....................   1,196,288,070 JPY      4/14/09            --       (222,544)
     4,047,411   Euro ....................       8,428,572 SGD      4/17/09        64,337             --
    12,142,233   Euro ....................      25,418,551 SGD      4/20/09       296,245             --
     4,036,257   Euro ....................      19,670,698 MYR      4/21/09            --       (113,820)
     2,018,128   Euro ....................       4,226,767 SGD      4/24/09        51,753             --
     3,023,402   British Pound Sterling ..      18,167,744 MYR      4/27/09            --       (241,021)
     2,018,128   Euro ....................       4,212,842 SGD      4/27/09        42,169             --
    16,563,648   New Zealand Dollar ......     507,510,181 INR      4/28/09            --       (494,325)
     1,007,801   British Pound Sterling ..       6,092,359 MYR      4/30/09            --        (68,730)
     1,311,783   Euro ....................       2,680,104 SGD      5/06/09            --        (14,395)
     1,007,801   British Pound Sterling ..       6,073,714 MYR      5/07/09            --        (73,596)
    52,217,395   Mexican Peso ............   2,279,289,302 CLP      5/15/09            --       (185,647)
    36,225,716   Mexican Peso ............   1,576,615,600 CLP      5/20/09            --       (137,217)
    50,000,000   Mexican Peso ............     196,105,000 INR      5/20/09            --        (57,700)
Unrealized gain (loss) on offsetting forward exchange contracts ...........     1,664,409             --
                                                                              -----------   ------------
   Unrealized gain (loss) on forward exchange contracts ...................    32,461,920    (23,944,228)
                                                                              -----------   ------------
      Net unrealized gain (loss) on forward exchange contracts ............   $ 8,517,692
                                                                              ===========

(a)  In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS
CHF - Swiss Franc
CLP - Chilean Peso
CZK - Czech Koruna
EUR - Euro
INR - Indian Rupee
JPY - Japanese Yen
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
RON - Romanian Leu-New
SEK - Swedish Krona
SGD - Singapore Dollar


                     10 | Quarterly Statement of Investments

Templeton Global Income Fund

5. NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157, "Fair Value Measurement" (SFAS 157), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years beginning after November 15, 2008, and interim periods within those fiscal years. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    Quarterly Statement of Investments | 11



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Galen G. Vetter, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Templeton Global Income Fund

By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Executive Officer -
  Finance and Administration
Date  July 25, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/GALEN G. VETTER
  -----------------------
  Galen G. Vetter
  Chief Executive Officer -
  Finance and Administration
Date  July 25, 2008


By /s/LAURA F. FERGERSON
  -----------------------
 Laura F. Fergerson
  Chief Financial Officer and
  Chief Accounting Officer
Date  July 25, 2008